Loans, net - Summary of portfolio classified by maturity dates (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Direct loans	S/ 50,770,150	S/ 49,229,448
Past Due And Under Legal Collection Loans [Member]
Disclosure of provision matrix [line items]
Direct loans	51,829,932	50,415,364
Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	317,941	335,512
Consumer
Disclosure of provision matrix [line items]
Direct loans	485,014	531,183
Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	344,938	322,064
Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	82,726	129,999
Up to 4 months [member] | Past Due And Under Legal Collection Loans [Member]
Disclosure of provision matrix [line items]
Direct loans	265,127	177,367
Up to 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	47,616	33,440
Up to 4 months [member] | Consumer
Disclosure of provision matrix [line items]
Direct loans	122,786	81,020
Up to 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	54,040	52,779
Up to 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	40,685	10,128
Over 4 months [member] | Past Due And Under Legal Collection Loans [Member]
Disclosure of provision matrix [line items]
Direct loans	476,146	640,853
Over 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	91,351	84,331
Over 4 months [member] | Consumer
Disclosure of provision matrix [line items]
Direct loans	271,162	371,731
Over 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	92,371	95,106
Over 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	21,262	89,685
Under legal collection [member] | Past Due And Under Legal Collection Loans [Member]
Disclosure of provision matrix [line items]
Direct loans	489,346	500,538
Under legal collection [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	178,974	217,741
Under legal collection [member] | Consumer
Disclosure of provision matrix [line items]
Direct loans	91,066	78,432
Under legal collection [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	198,527	174,179
Under legal collection [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	20,779	30,186
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Direct loans	50,599,313	49,096,606
Gross carrying amount [member] | Within 1 month
Disclosure of provision matrix [line items]
Direct loans	5,661,943	4,693,941
Gross carrying amount [member] | Between 1 and 3 months
Disclosure of provision matrix [line items]
Direct loans	5,698,338	5,315,685
Gross carrying amount [member] | Between 3 months and 1 year
Disclosure of provision matrix [line items]
Direct loans	11,814,257	12,967,405
Gross carrying amount [member] | Between 1 and 5 years
Disclosure of provision matrix [line items]
Direct loans	20,476,099	20,000,898
Gross carrying amount [member] | From 5 years onwards [member]
Disclosure of provision matrix [line items]
Direct loans	S/ 6,948,676	S/ 6,118,677